UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (77.1%)
	Consumer Discretionary (15.5%)
3,583,000	American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	$3,726,320
3,216,000	Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	3,328,560
3,101,000	Cedar Fair, LPµ 9.125%, 08/01/18	3,506,068
5,614,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	6,042,067
4,945,000	Dana Holding Corp.µ 6.750%, 02/15/21	5,346,781
	DISH Network Corp.
5,788,000	7.875%, 09/01/19µ	6,757,490
2,664,000	5.875%, 07/15/22*	2,757,240
2,412,000	7.125%, 02/01/16	2,674,305
4,594,000	Express, LLCµ 8.750%, 03/01/18	4,978,747
5,053,000	Gap, Inc.µ 5.950%, 04/12/21	5,350,728
	Goodyear Tire & Rubber Companyµ
6,431,000	8.250%, 08/15/20	7,041,945
919,000	7.000%, 05/15/22	943,124
2,177,000	Hasbro, Inc.µ 6.600%, 07/15/28	2,471,766
	Icahn Enterprises, LP
3,848,000	8.000%, 01/15/18	4,107,740
1,286,000	8.000%, 01/15/18µ*	1,372,805
1,038,000	Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,172,940
	J.C. Penney Company, Inc.µ
2,861,000	6.375%, 10/15/36	2,077,801
2,636,000	7.125%, 11/15/23	2,329,565
	Jaguar Land Rover, PLC*
4,594,000	8.125%, 05/15/21µ	4,904,095
2,159,000	7.750%, 05/15/18	2,310,130
5,384,000	Jarden Corp.µ 7.500%, 05/01/17	6,110,840
4,134,000	Lear Corp.µ 8.125%, 03/15/20	4,676,587
2,756,000	Liberty Media Corp.µ 8.250%, 02/01/30	2,866,240
	Limited Brands, Inc.
2,756,000	7.600%, 07/15/37µ	2,766,335
1,104,000	5.625%, 02/15/22µ	1,161,960
721,000	6.950%, 03/01/33	709,284
	Meritage Homes Corp.
2,332,000	7.000%, 04/01/22*	2,436,940
919,000	7.150%, 04/15/20	974,140
3,326,000	Phillips-Van Heusen Corp.µ 7.375%, 05/15/20	3,720,963
4,594,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	4,680,137
4,025,000	Ryland Group, Inc. 6.625%, 05/01/20	4,216,188
	Sally Holdings, LLC
1,442,000	5.750%, 06/01/22	1,548,348
919,000	6.875%, 11/15/19	1,030,429
	Service Corp. International
6,431,000	7.500%, 04/01/27µ	6,752,550
919,000	7.625%, 10/01/18µ	1,070,635

PRINCIPAL AMOUNT			VALUE

919,000		7.000%, 05/15/19	$1,004,008
919,000		Toll Brothers Finance Corp. 5.875%, 02/15/22	983,031
4,112,000		Vail Resorts, Inc. 6.500%, 05/01/19	4,451,240
3,978,000		Wynn Las Vegas, LLCµ 7.750%, 08/15/20	4,435,470

			128,795,542

		Consumer Staples (3.3%)
4,203,000		Darling International, Inc.µ 8.500%, 12/15/18	4,738,883
2,297,000		Dean Foods Companyµ 9.750%, 12/15/18	2,526,700
3,329,000		Elizabeth Arden, Inc.µ 7.375%, 03/15/21	3,678,545
4,564,000		JBS USA, LLCµ* 7.250%, 06/01/21	4,358,620
6,923,000		Post Holdings, Inc.µ* 7.375%, 02/15/22	7,251,842
4,594,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	5,122,310

			27,676,900

		Energy (17.9%)
22,049,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	3,658,037
2,215,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	2,370,050
4,594,000		Berry Petroleum Companyµ 6.375%, 09/15/22	4,881,125
8,452,000		Bristow Group, Inc.µ 7.500%, 09/15/17	8,790,080
5,053,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	4,850,880
		Calumet Specialty Products, LP
3,675,000		9.375%, 05/01/19µ	3,822,000
1,378,000		9.625%, 08/01/20*	1,460,680
7,350,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	7,993,125
5,512,000		Cimarex Energy Company 5.875%, 05/01/22	5,884,060
5,512,000		Clayton Williams Energy, Inc.µ 7.750%, 04/01/19	5,484,440
		Frontier Oil Corp.
5,586,000		8.500%, 09/15/16µ	5,879,265
749,000		6.875%, 11/15/18	797,685
5,053,000		GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	5,179,325
3,510,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	3,681,112
2,756,000		Holly Energy Partners, LP* 6.500%, 03/01/20	2,886,910
1,865,000		HollyFrontier Corp.µ 9.875%, 06/15/17	2,074,813
		Hornbeck Offshore Services, Inc.µ
2,692,000		8.000%, 09/01/17	2,893,900
919,000		5.875%, 04/01/20*	923,595
5,053,000		Laredo Petroleum, Inc.* 7.375%, 05/01/22	5,356,180
		Linn Energy, LLC
4,594,000		8.625%, 04/15/20µ	5,007,460

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,837,000	6.250%, 11/01/19µ*	$1,820,926
1,378,000	7.750%, 02/01/21	1,460,680
919,000	6.500%, 05/15/19*	921,298
	Oasis Petroleum, Inc.
3,849,000	6.500%, 11/01/21	3,897,112
1,148,000	6.875%, 01/15/23µ	1,165,220
4,594,000	Parker Drilling Company* 9.125%, 04/01/18	4,950,035
2,756,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	2,976,480
	Plains Exploration & Production Company
5,512,000	6.750%, 02/01/22	5,925,400
2,297,000	6.125%, 06/15/19	2,388,880
5,053,000	Samson Investment Companyµ* 9.750%, 02/15/20	5,248,804
4,594,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,051,957
	SESI, LLC
5,972,000	6.875%, 06/01/14µ	5,973,941
2,297,000	7.125%, 12/15/21*	2,555,413
	SM Energy Company
3,506,000	6.625%, 02/15/19	3,646,240
1,654,000	6.500%, 11/15/21	1,720,160
3,124,000	Swift Energy Companyµ 8.875%, 01/15/20	3,358,300
3,307,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	3,546,757
5,972,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	6,300,460
1,360,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	1,465,400

		148,248,185

	Financials (3.9%)
2,206,000	AON Corp.µ 8.205%, 01/01/27	2,610,088
1,525,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	1,395,375
3,487,000	Legg Mason, Inc.µ* 5.500%, 05/21/19	3,709,652
7,120,000	Leucadia National Corp.µ 8.125%, 09/15/15	8,036,700
5,053,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	5,368,813
4,134,000	Nuveen Investments, Inc.µ 10.500%, 11/15/15	4,216,680
	Omega Healthcare Investors, Inc.
3,216,000	6.750%, 10/15/22	3,569,760
2,894,000	7.500%, 02/15/20µ	3,255,750

		32,162,818

	Health Care (10.1%)
169,000	AMERIGROUP Corp. 7.500%, 11/15/19	198,998
1,837,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	2,020,700
6,941,000	Community Health Systems, Inc. 7.125%, 07/15/20	7,279,374
5,455,000	DaVita, Inc.µ 6.625%, 11/01/20	5,809,575
	Endo Pharmaceuticals Holdings, Inc.
6,890,000	7.000%, 12/15/20	7,656,512
919,000	7.000%, 07/15/19µ	1,020,090

PRINCIPAL AMOUNT		VALUE

	Fresenius Medµ*
2,756,000	6.500%, 09/15/18	$3,090,165
919,000	5.875%, 01/31/22	984,479
9,647,000	Grifols, SA 8.250%, 02/01/18	10,611,700
2,756,000	HCA Holdings, Inc.µ 7.750%, 05/15/21	3,014,375
3,859,000	Health Management Associates, Inc.µ* 7.375%, 01/15/20	4,182,191
5,287,000	Hologic, Inc.*† 6.250%, 08/01/20	5,604,220
	Mylan, Inc.µ*
3,969,000	7.625%, 07/15/17	4,447,761
2,986,000	7.875%, 07/15/20	3,411,505
5,053,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,394,077
	Valeant Pharmaceuticals International, Inc.*
5,696,000	7.000%, 10/01/20µ	5,909,600
3,216,000	7.250%, 07/15/22	3,336,600
965,000	6.750%, 10/01/17µ	1,032,550
8,143,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	8,845,334

		83,849,806

	Industrials (10.0%)
3,714,000	Abengoa, SAµ* 8.875%, 11/01/17	3,156,900
	Belden, Inc.
3,675,000	9.250%, 06/15/19	4,060,875
2,986,000	7.000%, 03/15/17	3,109,172
4,019,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	4,209,902
983,000	Clean Harbors, Inc.* 5.250%, 08/01/20	1,018,634
	Deluxe Corp.
5,053,000	7.000%, 03/15/19~	5,343,547
4,267,000	7.375%, 06/01/15µ	4,357,674
3,804,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	4,155,870
1,249,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	1,386,390
1,470,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,519,613
3,216,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,521,520
4,318,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	4,663,440
8,039,000	Rexel, SAµ* 6.125%, 12/15/19	8,250,024
4,594,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,812,215
7,120,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	7,760,800
	Terex Corp.
4,594,000	8.000%, 11/15/17µ	4,858,155
404,000	6.500%, 04/01/20	419,150
1,282,000	TransDigm Group, Inc. 7.750%, 12/15/18	1,435,840
	Triumph Group, Inc.
5,788,000	8.625%, 07/15/18µ	6,482,560
230,000	8.000%, 11/15/17	252,425

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,053,000	UR Financing Escrow Corp.* 7.625%, 04/15/22	$5,387,761
3,193,000	WESCO Distribution, Inc.µ 7.500%, 10/15/17	3,272,825

		83,435,292

	Information Technology (8.2%)
	Amkor Technology, Inc.µ
4,134,000	7.375%, 05/01/18	4,289,025
863,000	6.625%, 06/01/21	860,843
1,286,000	Anixter International, Inc.µ 5.950%, 03/01/15	1,347,085
7,249,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	7,774,552
	Equinix, Inc.µ
4,134,000	7.000%, 07/15/21	4,614,578
2,848,000	8.125%, 03/01/18	3,168,400
2,756,000	Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	3,121,170
5,972,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	6,628,920
7,350,000	iGATE Corp. 9.000%, 05/01/16	7,827,750
3,675,000	J2 Global, Inc.* 8.000%, 08/01/20	3,716,344
5,944,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	5,944,000
	Seagate Technology
4,364,000	6.875%, 05/01/20	4,729,485
3,445,000	7.000%, 11/01/21	3,759,356
1,608,000	7.750%, 12/15/18	1,788,900
2,986,000	ViaSat, Inc.µ 8.875%, 09/15/16	3,209,950
5,053,000	Viasystems, Inc.* 7.875%, 05/01/19	4,989,837

		67,770,195

	Materials (5.2%)
2,104,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	2,522,967
2,527,000	AngloGold Holdings, PLC 5.125%, 08/01/22	2,601,491
4,471,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	4,828,680
	FMG Resources*
9,187,000	8.250%, 11/01/19	9,715,252
919,000	6.875%, 04/01/22µ	920,149
5,889,000	Greif, Inc.µ 7.750%, 08/01/19	6,742,905
3,675,000	New Gold, Inc.* 7.000%, 04/15/20	3,849,562
3,261,000	Sealed Air Corp.* 8.125%, 09/15/19	3,676,778
	Steel Dynamics, Inc.
7,387,000	7.750%, 04/15/16µ	7,710,181
919,000	7.625%, 03/15/20	994,818

		43,562,783

	Telecommunication Services (0.7%)
5,512,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	5,716,539

PRINCIPAL AMOUNT		VALUE

	Utilities (2.3%)
2,756,000	AES Corp.* 7.375%, 07/01/21	$3,165,955
7,580,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	8,072,700
	Calpine Corp.µ*
3,445,000	7.875%, 07/31/20	3,901,463
2,986,000	7.875%, 01/15/23	3,411,505
496,000	7.500%, 02/15/21	554,280

		19,105,903

	TOTAL CORPORATE BONDS (Cost $608,207,820)	640,323,963

CONVERTIBLE BONDS (28.0%)
	Consumer Discretionary (5.8%)
7,500,000	International Game Technologyµ 3.250%, 05/01/14	7,893,750
15,750,000	Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	19,667,812
15,870,000	Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	14,025,113
6,027,000	Priceline.com, Inc.µ* 1.000%, 03/15/18	6,463,958

		48,050,633

	Energy (0.8%)
8,500,000	Chesapeake Energy Corp.µ 2.250%, 12/15/38	6,810,625

	Financials (1.1%)
3,000,000	Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	3,255,000
2,241,000	Fidelity National Financial, Inc. 4.250%, 08/15/18	2,529,529
2,850,000	Health Care REIT, Inc.µ 3.000%, 12/01/29	3,526,875

		9,311,404

	Health Care (6.5%)
8,750,000	Gilead Sciences, Inc.µ 1.625%, 05/01/16	11,965,625
9,250,000	LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	9,781,875
4,250,000	Salix Pharmaceuticals, Ltd.µ* 1.500%, 03/15/19	4,319,062
15,000,000	Shire, PLC 2.750%, 05/09/14	17,066,277
9,000,000	Teleflex, Inc.µ 3.875%, 08/01/17	10,845,000

		53,977,839

	Industrials (1.3%)
10,500,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	10,696,875

	Information Technology (9.6%)
	Intel Corp.
22,280,000	2.950%, 12/15/35µ	25,399,200
2,244,000	3.250%, 08/01/39	2,976,105
2,750,000	Ixiaµ 3.000%, 12/15/15	3,190,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Lam Research Corp.
4,851,000	1.250%, 05/15/18µ	$4,747,916
3,000,000	0.500%, 05/15/16	2,906,250
17,800,000	Linear Technology Corp.µ 3.000%, 05/01/27	18,690,000
14,250,000	Mentor Graphics Corp.µ 4.000%, 04/01/31	15,710,625
5,500,000	Nuance Communications, Inc.µ* 2.750%, 11/01/31	5,809,375

		79,429,471

	Materials (2.9%)
11,100,000	AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	11,918,625
3,750,000	Newmont Mining Corp.µ 1.625%, 07/15/17	4,767,187
5,000,000	Royal Gold, Inc.µ 2.875%, 06/15/19	5,193,750
1,701,000	Steel Dynamics, Inc.µ~ 5.125%, 06/15/14	1,841,333

		23,720,895

	TOTAL CONVERTIBLE BONDS (Cost $227,148,432)	231,997,742

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
	United States Treasury Note~
4,134,000	1.375%, 02/15/13	4,161,615
919,000	0.375%, 09/30/12	919,503

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,079,457)	5,081,118

SOVEREIGN BONDS (1.4%)
	Federative Republic of Brazil
1,709,600	BRL 10.000%, 01/01/14	8,638,244
551,000	BRL 10.000%, 01/01/13	2,739,611

	TOTAL SOVEREIGN BONDS (Cost $12,534,866)	11,377,855

SYNTHETIC CONVERTIBLE SECURITIES (8.2%)
Corporate Bonds (6.8%)
	Consumer Discretionary (1.4%)
317,000	American Axle & Manufacturing, Inc.µ 7.875%, 03/01/17	329,680
284,000	Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	293,940
274,000	Cedar Fair, LPµ 9.125%, 08/01/18	309,791
497,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	534,896
437,000	Dana Holding Corp.µ 6.750%, 02/15/21	472,506
	DISH Network Corp.
512,000	7.875%, 09/01/19µ	597,760
236,000	5.875%, 07/15/22*	244,260
213,000	7.125%, 02/01/16	236,164
406,000	Express, LLCµ 8.750%, 03/01/18	440,002

PRINCIPAL AMOUNT		VALUE

447,000	Gap, Inc.µ 5.950%, 04/12/21	$473,338
	Goodyear Tire & Rubber Companyµ
569,000	8.250%, 08/15/20	623,055
81,000	7.000%, 05/15/22	83,126
193,000	Hasbro, Inc.µ 6.600%, 07/15/28	219,132
	Icahn Enterprises, LP
340,000	8.000%, 01/15/18	362,950
114,000	8.000%, 01/15/18µ*	121,695
92,000	Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	103,960
	J.C. Penney Company, Inc.µ
253,000	6.375%, 10/15/36	183,741
233,000	7.125%, 11/15/23	205,914
	Jaguar Land Rover, PLC*
406,000	8.125%, 05/15/21µ	433,405
191,000	7.750%, 05/15/18	204,370
476,000	Jarden Corp.µ 7.500%, 05/01/17	540,260
366,000	Lear Corp.µ 8.125%, 03/15/20	414,037
244,000	Liberty Media Corp.µ 8.250%, 02/01/30	253,760
	Limited Brands, Inc.
244,000	7.600%, 07/15/37µ	244,915
98,000	5.625%, 02/15/22µ	103,145
64,000	6.950%, 03/01/33	62,960
	Meritage Homes Corp.
206,000	7.000%, 04/01/22*	215,270
81,000	7.150%, 04/15/20	85,860
294,000	Phillips-Van Heusen Corp.µ 7.375%, 05/15/20	328,913
406,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	413,613
356,000	Ryland Group, Inc. 6.625%, 05/01/20	372,910
	Sally Holdings, LLC
128,000	5.750%, 06/01/22	137,440
81,000	6.875%, 11/15/19	90,821
	Service Corp. International
569,000	7.500%, 04/01/27µ	597,450
81,000	7.625%, 10/01/18µ	94,365
81,000	7.000%, 05/15/19	88,493
81,000	Toll Brothers Finance Corp. 5.875%, 02/15/22	86,644
364,000	Vail Resorts, Inc. 6.500%, 05/01/19	394,030
352,000	Wynn Las Vegas, LLCµ 7.750%, 08/15/20	392,480

		11,391,051

	Consumer Staples (0.3%)
372,000	Darling International, Inc.µ 8.500%, 12/15/18	419,430
203,000	Dean Foods Companyµ 9.750%, 12/15/18	223,300
295,000	Elizabeth Arden, Inc.µ 7.375%, 03/15/21	325,975
404,000	JBS USA, LLCµ* 7.250%, 06/01/21	385,820
612,000	Post Holdings, Inc.µ* 7.375%, 02/15/22	641,070

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

406,000		Smithfield Foods, Inc.µ 7.750%, 07/01/17	$452,690

			2,448,285

		Energy (1.6%)
1,951,000	NOK	Aker Solutions, ASA‡ 6.660%, 06/06/17	323,680
196,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	209,720
406,000		Berry Petroleum Companyµ 6.375%, 09/15/22	431,375
748,000		Bristow Group, Inc.µ 7.500%, 09/15/17	777,920
447,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	429,120
		Calumet Specialty Products, LP
325,000		9.375%, 05/01/19µ	338,000
122,000		9.625%, 08/01/20*	129,320
650,000		Carrizo Oil & Gas, Inc.µ 8.625%, 10/15/18	706,875
488,000		Cimarex Energy Company 5.875%, 05/01/22	520,940
488,000		Clayton Williams Energy, Inc.µ 7.750%, 04/01/19	485,560
		Frontier Oil Corp.
494,000		8.500%, 09/15/16µ	519,935
66,000		6.875%, 11/15/18	70,290
447,000		GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	458,175
311,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	326,161
244,000		Holly Energy Partners, LP* 6.500%, 03/01/20	255,590
165,000		HollyFrontier Corp.µ 9.875%, 06/15/17	183,563
		Hornbeck Offshore Services, Inc.µ
238,000		8.000%, 09/01/17	255,850
81,000		5.875%, 04/01/20*	81,405
447,000		Laredo Petroleum, Inc.* 7.375%, 05/01/22	473,820
		Linn Energy, LLC
406,000		8.625%, 04/15/20µ	442,540
163,000		6.250%, 11/01/19µ*	161,574
122,000		7.750%, 02/01/21	129,320
81,000		6.500%, 05/15/19*	81,203
		Oasis Petroleum, Inc.
341,000		6.500%, 11/01/21	345,262
102,000		6.875%, 01/15/23µ	103,530
406,000		Parker Drilling Company* 9.125%, 04/01/18	437,465
244,000		Pioneer Drilling Companyµ 9.875%, 03/15/18	263,520
		Plains Exploration & Production Company
488,000		6.750%, 02/01/22	524,600
203,000		6.125%, 06/15/19	211,120
447,000		Samson Investment Companyµ* 9.750%, 02/15/20	464,321
406,000		SEACOR Holdings, Inc.µ 7.375%, 10/01/19	446,473
		SESI, LLC
528,000		6.875%, 06/01/14µ	528,172
203,000		7.125%, 12/15/21*	225,837

PRINCIPAL AMOUNT		VALUE

	SM Energy Company
310,000	6.625%, 02/15/19	$322,400
146,000	6.500%, 11/15/21	151,840
276,000	Swift Energy Companyµ 8.875%, 01/15/20	296,700
293,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	314,242
528,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	557,040
120,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	129,300

		13,113,758

	Financials (0.3%)
195,000	AON Corp.µ 8.205%, 01/01/27	230,720
135,000	Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	123,525
308,000	Legg Mason, Inc.µ* 5.500%, 05/21/19	327,666
630,000	Leucadia National Corp.µ 8.125%, 09/15/15	711,112
447,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	474,938
366,000	Nuveen Investments, Inc.µ 10.500%, 11/15/15	373,320
	Omega Healthcare Investors, Inc.
284,000	6.750%, 10/15/22	315,240
256,000	7.500%, 02/15/20µ	288,000

		2,844,521

	Health Care (0.9%)
15,000	AMERIGROUP Corp. 7.500%, 11/15/19	17,663
163,000	Bio-Rad Laboratories, Inc.µ 8.000%, 09/15/16	179,300
614,000	Community Health Systems, Inc. 7.125%, 07/15/20	643,932
483,000	DaVita, Inc.µ 6.625%, 11/01/20	514,395
	Endo Pharmaceuticals Holdings, Inc.
610,000	7.000%, 12/15/20	677,862
81,000	7.000%, 07/15/19µ	89,910
	Fresenius Medµ*
244,000	6.500%, 09/15/18	273,585
81,000	5.875%, 01/31/22	86,771
853,000	Grifols, SA 8.250%, 02/01/18	938,300
244,000	HCA Holdings, Inc.µ 7.750%, 05/15/21	266,875
341,000	Health Management Associates, Inc.µ* 7.375%, 01/15/20	369,559
468,000	Hologic, Inc.*† 6.250%, 08/01/20	496,080
	Mylan, Inc.µ*
351,000	7.625%, 07/15/17	393,339
264,000	7.875%, 07/15/20	301,620
447,000	Teleflex, Inc.µ 6.875%, 06/01/19	477,173
	Valeant Pharmaceuticals International, Inc.*
504,000	7.000%, 10/01/20µ	522,900
284,000	7.250%, 07/15/22	294,650

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

85,000	6.750%, 10/01/17µ	$90,950
720,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	782,100

		7,416,964

	Industrials (0.9%)
329,000	Abengoa, SAµ* 8.875%, 11/01/17	279,650
	Belden, Inc.
325,000	9.250%, 06/15/19	359,125
264,000	7.000%, 03/15/17	274,890
356,000	Boart Longyear Management Pty., Ltd.µ* 7.000%, 04/01/21	372,910
87,000	Clean Harbors, Inc.* 5.250%, 08/01/20	90,154
	Deluxe Corp.
447,000	7.000%, 03/15/19~	472,702
378,000	7.375%, 06/01/15µ	386,032
336,000	Dycom Investments, Inc.µ 7.125%, 01/15/21	367,080
111,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	123,210
130,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	134,388
284,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	310,980
382,000	Monaco SpinCo, Inc.* 6.750%, 04/30/20	412,560
711,000	Rexel, SAµ* 6.125%, 12/15/19	729,664
406,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	425,285
630,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	686,700
	Terex Corp.
406,000	8.000%, 11/15/17µ	429,345
36,000	6.500%, 04/01/20	37,350
113,000	TransDigm Group, Inc. 7.750%, 12/15/18	126,560
	Triumph Group, Inc.
512,000	8.625%, 07/15/18µ	573,440
20,000	8.000%, 11/15/17	21,950
447,000	UR Financing Escrow Corp.* 7.625%, 04/15/22	476,614
282,000	WESCO Distribution, Inc.µ 7.500%, 10/15/17	289,050

		7,379,639

	Information Technology (0.7%)
	Amkor Technology, Inc.µ
366,000	7.375%, 05/01/18	379,725
76,000	6.625%, 06/01/21	75,810
114,000	Anixter International, Inc.µ 5.950%, 03/01/15	119,415
641,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	687,472
	Equinix, Inc.µ
366,000	7.000%, 07/15/21	408,548
252,000	8.125%, 03/01/18	280,350
244,000	Fidelity National Information Services, Inc.µ 7.875%, 07/15/20	276,330

PRINCIPAL AMOUNT		VALUE

528,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	$586,080
650,000	iGATE Corp. 9.000%, 05/01/16	692,250
325,000	J2 Global, Inc.* 8.000%, 08/01/20	328,656
526,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	526,000
	Seagate Technology
386,000	6.875%, 05/01/20	418,328
305,000	7.000%, 11/01/21	332,831
142,000	7.750%, 12/15/18	157,975
264,000	ViaSat, Inc.µ 8.875%, 09/15/16	283,800
447,000	Viasystems, Inc.* 7.875%, 05/01/19	441,412

		5,994,982

	Materials (0.4%)
186,000	Allegheny Ludlum Corp.µ 6.950%, 12/15/25	223,038
223,000	AngloGold Holdings, PLC 5.125%, 08/01/22	229,574
396,000	Clearwater Paper Corp.µ 7.125%, 11/01/18	427,680
	FMG Resources*
813,000	8.250%, 11/01/19	859,747
81,000	6.875%, 04/01/22µ	81,101
521,000	Greif, Inc.µ 7.750%, 08/01/19	596,545
325,000	New Gold, Inc.* 7.000%, 04/15/20	340,437
289,000	Sealed Air Corp.* 8.125%, 09/15/19	325,848
	Steel Dynamics, Inc.
653,000	7.750%, 04/15/16µ	681,569
81,000	7.625%, 03/15/20	87,683

		3,853,222

	Telecommunication Services (0.1%)
488,000	Qwest Communications International, Inc.µ 7.750%, 02/15/31	506,109

	Utilities (0.2%)
244,000	AES Corp.* 7.375%, 07/01/21	280,295
670,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	713,550
	Calpine Corp.µ*
305,000	7.875%, 07/31/20	345,413
264,000	7.875%, 01/15/23	301,620
44,000	7.500%, 02/15/21	49,170

		1,690,048

	TOTAL CORPORATE BONDS	56,638,579

U.S. Government and Agency Securities (0.1%)
	United States Treasury Note~
366,000	1.375%, 02/15/13	368,445
81,000	0.375%, 09/30/12	81,044

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	449,489

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

Sovereign Bonds (0.1%)
		Federative Republic of Brazil
151,000	BRL	10.000%, 01/01/14	$762,971
49,000	BRL	10.000%, 01/01/13	243,631

		TOTAL SOVEREIGN BONDS	1,006,602

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.2%)#
		Consumer Discretionary (0.1%)
140		Priceline.com, Inc. Call, 01/19/13, Strike $630.00	1,185,100

		Information Technology (1.1%)
270		Apple, Inc. Call, 01/18/14, Strike $600.00	2,704,725
2,225		eBay, Inc. Call, 01/18/14, Strike $40.00	2,263,937
2,650		EMC Corp. Call, 01/19/13, Strike $25.00	756,575
1,900		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	1,339,500
3,250	EUR	SAP, AG Call, 06/21/13, Strike 53.59	1,531,036
390		VMware, Inc. Class A Call, 01/18/14, Strike $110.00	471,900

			9,067,673

		TOTAL PURCHASED OPTIONS	10,252,773

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $66,558,713)	68,347,443

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (12.8%)
		Consumer Staples (0.9%)
76,000		Bunge, Ltd.µ 4.875%	7,362,500

		Energy (3.6%)
280,000		Apache Corp.µ 6.000%	13,599,600
		Chesapeake Energy Corp.*
16,431		5.750%	14,459,280
2,000		5.750%	1,775,500

			29,834,380

		Financials (4.0%)
350,000		Affiliated Managers Group, Inc.µ 5.150%	15,618,750
64,000		MetLife, Inc.µ 5.000%	4,012,160
11,600		Wells Fargo & Companyµ 7.500%	13,421,200

			33,052,110

		Industrials (1.6%)
38,966		Stanley Black & Decker, Inc.µ 4.750%	4,608,899
160,000		United Technologies Corp.µ 7.500%	8,440,000

			13,048,899

		Materials (0.8%)
175,000		AngloGold Ashanti, Ltd. 6.000%	7,173,250

NUMBER OF SHARES		VALUE

	Utilities (1.9%)
300,000	NextEra Energy, Inc. 5.599%	$15,570,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $106,032,700)	106,041,139

COMMON STOCKS (1.1%)
	Financials (0.1%)
13,850	American International Group, Inc.µ#	433,090

	Health Care (1.0%)
189,765	Merck & Company, Inc.µ	8,381,920

	TOTAL COMMON STOCKS (Cost $7,733,105)	8,815,010

SHORT TERM INVESTMENT (3.9%)
32,352,844	Fidelity Prime Money Market Fund - Institutional Class (Cost $32,352,844)	32,352,844

TOTAL INVESTMENTS (133.1%) (Cost $1,065,647,937)		1,104,337,114

LIABILITIES, LESS OTHER ASSETS (-33.1%)		(274,330,898)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$830,006,216

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $752,244,454. $274,227,966 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $159,561,988 or 19.2% of net assets applicable to common shareholders.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2012.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $5,128,573.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.4300% quarterly	3 month Libor	04/14/14	$80,000,000	$(2,862,939)
BNP Paribas, SA	1.1600% quarterly	3 month Libor	04/19/17	55,000,000	(1,141,021)
BNP Paribas, SA	1.1400 % quarterly	3 month Libor	03/14/17	40,000,000	(837,104)
BNP Paribas, SA	1.8525% quarterly	3 month Libor	09/14/12	38,700,000	(138,345)

					$(4,979,409)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2012.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows:

Cost basis of investments	$1,096,243,747

Gross unrealized appreciation	50,543,013
Gross unrealized depreciation	(42,449,646)

Net unrealized appreciation (depreciation)	$8,093,367

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows the Fund to borrow up to $300,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2012, the average borrowings under the Agreement and the average interest rate on the amount borrowed were $285,000,000 and 1.16%, respectively. As of July 31, 2012, the amount of such outstanding borrowings was $285,000,000. The interest rate applicable to the borrowings on July 31, 2012 was 1.09%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 7 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$640,323,963	$—	$640,323,963
Convertible Bonds		231,997,742		231,997,742
U.S. Government and Agency Securities		5,081,118		5,081,118
Sovereign Bonds		11,377,855		11,377,855
Synthetic Convertible Securities (Corporate Bonds)		56,638,579		56,638,579
Synthetic Convertible Securities (U.S. Government and Agency Securities)		449,489		449,489
Synthetic Convertible Securities (Sovereign Bonds)		1,006,602		1,006,602
Synthetic Convertible Securities (Purchased Options)	10,252,773			10,252,773
Convertible Preferred Stocks	51,255,109	54,786,030		106,041,139
Common Stocks	8,815,010			8,815,010
Short Term Investment	32,352,844			32,352,844

Total	$102,675,736	$1,001,661,378	$—	$1,104,337,114

Liabilities:
Interest Rate Swaps	$—	$4,979,409	$—	$4,979,409

Total	$—	$4,979,409	$—	$4,979,409

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 18, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 18, 2012